16004142

CERTNAS
File# 1-37703

Received SEC
FEB 25 2016
Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

February 25, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 25, 2016 The Nasdaq Stock Market (the "Exchange") received from IZEA, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery